Risk Report - Liquidity Risk - Parenthetical Information - Exposure II (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
External funding sources [Abstract]
Total external funding	€ 886	€ 879
External Funding mainly due [Abstract]
Increase in deposits in Private Bank primarily due to lower consumer spending related to COVID-19	12
Decrease in deposits in Corporate Bank	8
Balances increase in secured funding and shorts	28
Decrease in unsecured wholesale funding	7
Decrease in other customer funding	12
Decrease in Capital Markets and Equity volume	€ 6
Overall proportion of our most stable funding sources (comprising capital markets and equity, Private Bank and Corporate Bank) in percent	82.30%	83.10%
Derivatives & settlement balances	€ 348	€ 336
Add back for netting effect for Margin & Prime Brokerage cash balances (shown on a net basis)	63	52
Other non funding liabilities	27	30
Back-allocation of liabilities held for sale from transfer of business to BNP Paribas	0
Derivatives and settlement balances	2
Payables from Prime Brokerage	8
Other customer funding	3
Add-back effect for Margin and Prime Brokerage cash balances (net basis)	5
Reconciliation to total balance sheet	€ 1,325	€ 1,298